Business Combinations (Details) $ in Thousands	Apr. 05, 2022 USD ($)
Business Combinations (Details) [Line Items]
Total incurred acquisition related costs	$ 512
Kornit Digital Technologies [Member]
Business Combinations (Details) [Line Items]
Total consideration	$ 15,443